Aug. 01, 2019
NEW ECONOMY FUND®
NEW ECONOMY FUND®
The New Economy Fund® Prospectus Supplement August 1, 2019 (for prospectus dated February 1, 2019, as supplemented to date)

The section titled “Investment objectives” is amended and restated as follows:

Investment objectives
The investment objective of the fund is long-term growth of capital.

Current income is a secondary consideration. Effective February 1, 2020, the fund’s investment objective will be long-term growth of capital. However, current income will remain a consideration in the management of the fund.

Keep this supplement with your prospectus.